Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013		Aug. 31, 2014		Aug. 31, 2013		Aug. 31, 2012
Income Statement [Abstract]
Net sales	$ 615,053	$ 585,397		$ 2,446,998		$ 2,133,402		$ 2,081,272
Cost of sales	528,209	506,289		2,116,990		1,852,223		1,802,029
Selling, general and administrative expenses	60,547	57,398		242,486		205,370		193,502
Restructuring expense	5,219	1,778		4,883		10,500		9,256
Asset impairment				104		1,873		3,392
Curtailment and settlement (gains) losses				214		333		(310)
Operating income	21,078	19,932		82,321		63,103		73,403
Interest expense	2,359	2,191		8,503		7,657		8,351
Interest income	(95)	(62)		(286)		(495)		(676)
Foreign currency transaction (gains) losses	1,099	682		2,206		2,426		243
Other (income) expense, net	(159)	(78)		(434)		(217)		(1,342)
Income from continuing operations before taxes	17,874	17,199		72,332		53,732		66,827
Provision (benefit) for U.S. and foreign income taxes	4,486	4,568		18,542		19,733		13,918
Income from continuing operations	13,388	12,631		53,790		33,999		52,909
Income (loss) from discontinued operations, net of tax	(10)	2,655		3,202		(6,671)		(860)
Net income	13,378	15,286		56,992		27,328		52,049
Noncontrolling interests	(220)	(215)		(799)		(1,229)		(1,162)
Net income attributable to A. Schulman, Inc.	$ 13,158	$ 15,071		$ 56,193		$ 26,099		$ 50,887
Weighted-average number of shares outstanding:
Basic	29,017	29,017		29,061		29,260		29,389
Diluted	29,468	29,205		29,362		29,337		29,549
Basic earnings per share attributable to A. Schulman, Inc.
Income from continuing operations	$ 0.45	$ 0.43	[1]	$ 1.82	[1]	$ 1.12	[1]	$ 1.76
Income (loss) from discontinued operations	$ 0.00	$ 0.09	[1]	$ 0.11	[1]	$ (0.23)	[1]	$ (0.03)
Net income attributable to A. Schulman, Inc.	$ 0.45	$ 0.52	[1]	$ 1.93	[1]	$ 0.89	[1]	$ 1.73
Diluted earnings per share attributable to A. Schulman, Inc.
Income from continuing operations	$ 0.45	$ 0.43	[1]	$ 1.80	[1]	$ 1.12	[1]	$ 1.75
Income (loss) from discontinued operations	$ 0.00	$ 0.09	[1]	$ 0.11	[1]	$ (0.23)	[1]	$ (0.03)
Net income attributable to A. Schulman, Inc.	$ 0.45	$ 0.52	[1]	$ 1.91	[1]	$ 0.89	[1]	$ 1.72
Cash dividends per common share	$ 0.205	$ 0.200		$ 0.80		$ 0.78		$ 0.72

[1]	The sum of the four quarters does not equal the earnings per share amount calculated for the year due to rounding.